VIA EDGAR

July 12, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	City National Rochdale Funds (File No. 333-16093)
Filing Pursuant to Rule 497 Under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information, in interactive data format, for the Trust’s City National Rochdale Municipal High Income Fund.

Please contact me at (202) 373-6057 with your questions or comments.

Sincerely,

Sarah T. Swain
Sarah T. Swain

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001